NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND

SUPPLEMENT DATED APRIL 19, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Proposed Reorganization of

Nuveen Quantitative Enhanced Core Equity Fund into

Nuveen Symphony Optimized Alpha Fund

The Board of Directors/Trustees of Nuveen Investment Funds, Inc. (“NIF”) and Nuveen Investment Trust II (“NIT II”) has approved the reorganization of Nuveen Quantitative Enhanced Core Equity Fund (the “Acquired Fund”), a series of NIF, into Nuveen Symphony Optimized Alpha Fund (the “Acquiring Fund”), a series of NIT II. In order for the reorganization to occur, it must be approved by the shareholders of the Acquired Fund.

If the Acquired Fund’s shareholders approve the reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Acquired Fund shareholders and the Acquired Fund will be terminated. As a result of these transactions, Acquired Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Acquired Fund. Each Acquired Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Acquired Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Acquired Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in late August 2013. If the required approval is obtained, it is anticipated that the reorganization will be consummated shortly after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Acquired Fund in late July 2013.

The Acquired Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Acquired Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS

FOR FUTURE REFERENCE

MGN-QECEP-0413P

NUVEEN MID CAP SELECT FUND

SUPPLEMENT DATED APRIL 19, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Proposed Reorganization of

Nuveen Mid Cap Select Fund into

Nuveen Symphony Mid-Cap Core Fund

The Board of Directors/Trustees of Nuveen Investment Funds, Inc. (“NIF”) and Nuveen Investment Trust II (“NIT II”) has approved the reorganization of Nuveen Mid Cap Select Fund (the “Acquired Fund”), a series of NIF, into Nuveen Symphony Mid-Cap Core Fund (the “Acquiring Fund”), a series of NIT II. In order for the reorganization to occur, it must be approved by the shareholders of the Acquired Fund.

If the Acquired Fund’s shareholders approve the reorganization, the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Acquiring Fund shares of equal value. These Acquiring Fund shares will then be distributed to Acquired Fund shareholders and the Acquired Fund will be terminated. As a result of these transactions, Acquired Fund shareholders will become shareholders of the Acquiring Fund and will cease to be shareholders of the Acquired Fund. Each Acquired Fund shareholder will receive Acquiring Fund shares with a total value equal to the total value of that shareholder’s Acquired Fund shares immediately prior to the closing of the reorganization.

A special meeting of the Acquired Fund’s shareholders for the purpose of voting on the reorganization is expected to be held in late August 2013. If the required approval is obtained, it is anticipated that the reorganization will be consummated shortly after the special shareholder meeting. Further information regarding the proposed reorganization will be contained in proxy materials that are expected to be sent to shareholders of the Acquired Fund in late July 2013.

The Acquired Fund will continue sales and redemptions of its shares as described in the prospectus until shortly before its reorganization. However, holders of shares purchased after the record date set for the Acquired Fund’s special meeting of shareholders will not be entitled to vote those shares at the special meeting.

PLEASE KEEP THIS WITH YOUR

PROSPECTUS

FOR FUTURE REFERENCE

MGN-MCSP-0413P

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

SUPPLEMENT DATED APRIL 19, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

The Board of Directors of Nuveen Investment Funds, Inc. has approved the removal of Hansberger Global Investors, Inc. (“HGI”) as an investment sub-adviser to Nuveen International Fund and Nuveen International Select Fund (the “Funds”), effective as of the close of business on June 21, 2013, and the reallocation of the assets managed by HGI to Nuveen Asset Management, LLC (“NAM”), one of the existing sub-advisers to the Funds. Altrinsic Global Advisors, LLC also remains a sub-adviser to the Funds and Lazard Asset Management LLC remains a sub-adviser to Nuveen International Select Fund.

As part of this restructuring, Tracy Stouffer has been named a portfolio manager of each Fund, effective June 24, 2013. Ms. Stouffer, CFA, is Senior Vice President and Portfolio Manager for NAM. She joined NAM on March 1, 2013, in connection with an internal reorganization of certain investment personnel and fund management responsibilities between NAM and its affiliate, Santa Barbara Asset Management, LLC (“SBAM”). Prior thereto, she was an international portfolio manager for SBAM. She joined SBAM in 2008 from WayMark Capital, LLC, an investment management firm where she was a managing partner. Prior to that, she was an international portfolio manager at Dreyfus Founders Funds, Federated Global Investment Management, Clariden Asset Management and TIAA-CREF.

The investment objective, principal investment strategies and principal risks for each Fund are not expected to change.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSTKP-0413P

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

SUPPLEMENT DATED APRIL 19, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2013

The Board of Directors of Nuveen Investment Funds, Inc. has approved the removal of Hansberger Global Investors, Inc. (“HGI”) as an investment sub-adviser to Nuveen International Fund and Nuveen International Select Fund (the “Funds”), effective as of the close of business on June 21, 2013, and the reallocation of the assets managed by HGI to Nuveen Asset Management, LLC (“NAM”), one of the existing sub-advisers to the Funds. Altrinsic Global Advisors, LLC also remains a sub-adviser to the Funds and Lazard Asset Management LLC remains a sub-adviser to Nuveen International Select Fund.

As part of this restructuring, Tracy Stouffer has been named a portfolio manager of each Fund, effective June 24, 2013. Ms. Stouffer, CFA, is Senior Vice President and Portfolio Manager for NAM. She joined NAM on March 1, 2013, in connection with an internal reorganization of certain investment personnel and fund management responsibilities between NAM and its affiliate, Santa Barbara Asset Management, LLC (“SBAM”). Prior thereto, she was an international portfolio manager for SBAM. She joined SBAM in 2008 from WayMark Capital, LLC, an investment management firm where she was a managing partner. Prior to that, she was an international portfolio manager at Dreyfus Founders Funds, Federated Global Investment Management, Clariden Asset Management and TIAA-CREF.

The investment objective, principal investment strategies and principal risks for each Fund are not expected to change.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSTKSAI-0413P